Submission	Feb. 11, 2025
Submission [Line Items]
Central Index Key	0000002969
Registrant Name	Air Products and Chemicals, Inc.
Registration File Number	333-275663
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES